Voya Target Retirement 2060 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 29.3%
1,821	iShares Core S&P 500 ETF	$826,206	4.9
8,609	Vanguard Emerging Markets ETF	449,648	2.6
48,777	Vanguard FTSE Developed Markets ETF	2,558,841	15.0
4,679	Vanguard Mid-Cap ETF	1,159,176	6.8

	Total Exchange-Traded Funds
	(Cost $4,745,477)	4,993,871	29.3

MUTUAL FUNDS: 70.6%
	Affiliated Investment Companies: 16.0%
31,692	Voya Intermediate Bond Fund - Class P3	330,545	1.9
41,408	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	642,238	3.8
81,773	Voya Multi-Manager International Equity Fund - Class P3	1,217,600	7.2
45,324	Voya Multi-Manager International Factors Fund - Class P3	530,742	3.1
		2,721,125	16.0

	Unaffiliated Investment Companies: 54.6%
172,551	TIAA-CREF S&P 500 Index Fund - Institutional Class	8,644,791	50.8
22,733	TIAA-CREF SmallCap Blend Index Fund - Institutional Class	641,307	3.8
		9,286,098	54.6

	Total Mutual Funds
	(Cost $10,397,193)	12,007,223	70.6

	Total Investments in Securities (Cost $15,142,670)	$17,001,094	99.9
	Assets in Excess of Other Liabilities	16,279	0.1
	Net Assets	$17,017,373	100.0

Voya Target Retirement 2060 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,993,871	$–	$–	$4,993,871
Mutual Funds	$12,007,223	$–	$–	$12,007,223
Total Investments, at fair value	$17,001,094	$–	$–	$17,001,094

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2021, where the following issuers were considered an affiliate:

	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Issuer
Voya Intermediate Bond Fund - Class P3	$308,451	$22,619	$(3,846)	$3,321	$330,545	$2,580	$33	$-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	765,868	80,227	(139,048)	(64,809)	642,238	-	37,635	-
Voya Multi-Manager International Equity Fund - Class P3	1,051,848	188,744	(24,865)	1,873	1,217,600	-	10,761	-
Voya Multi-Manager International Factors Fund - Class P3	457,403	81,184	(12,088)	4,243	530,742	-	3,082	-
	$2,583,570	$372,774	$(179,847)	$(55,372)	$2,721,125	$2,580	$51,511	$-

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At August 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $15,155,882.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$1,877,099
Gross Unrealized Depreciation	(31,887)
Net Unrealized Appreciation	$1,845,212